Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan

Note 1 – Description of the Plan

Wesbanco, Inc. (“Wesbanco” or the “Company”) is a bank holding company offering a wide range of financial services, including customary banking services, trust and investment management, insurance and brokerage services, through offices located in West Virginia, Ohio, western Pennsylvania, Kentucky, Indiana, Michigan, and Maryland.

The following brief description of the Wesbanco, Inc. 401(k) Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan Agreement and Summary Plan Description for more complete information. The Plan is administered by a committee comprised of employees and directors appointed by the Board of Directors of Wesbanco (the "Plan Administrator"). The Plan, a contributory 401(k) profit sharing plan, was restated effective August 1, 2023. Empower Trust Company (“Empower”) became the Trustee and record-keeper of the Plan effective on the restatement date of the Plan.

The Plan provides for salary deferral and matching employer contributions. Generally, an employee who has completed 60 days of service after attaining 21 years of age shall be eligible to become a participant of the Plan the first day of the next calendar month. New participants in the Plan will be deemed to have automatically elected to defer 3% of pay into the Plan, unless an affirmative election otherwise is made. Eligible employees can invest the employee deferral, employer matching and employee rollover contribution among funds that are made available by the Plan Administrator. On February 28, 2025, Wesbanco completed its previously announced merger with Premier Financial Corp. The Premier Financial Corp 401(k) Employee Savings Plan was terminated and participants were given the opportunity to rollover account balances into the Plan. A participant’s interest is 100% vested in the employee deferral, employer matching and any rollover account upon becoming eligible to participate in the Plan. Employer matching contributions may be paid to the Plan in cash or shares of Wesbanco, Inc. common stock, as determined by the Board of Directors. Participants may redirect any employer matching contributions made in common stock into other registered investment funds. For the year ended December 31, 2025, the matching contribution was equal to 100% of the first 3% of compensation deferred and 50% of the next 2% of compensation deferred and was paid in cash, which is used to buy available funds in proportion to funds elected by the employee for new contributions. The amount of the contribution per employee did not exceed the $70,000 in 2025 and $69,000 in 2024 for total contribution amount (employees’ salary deferrals plus employer’s matching contributions) permitted by federal law.

The Plan invests in common stock of the Company through its Company Stock Fund. The fund's fair value has been determined by the custodian based on the fair value of the underlying investments within the fund. The Fund is made up of the Company common stock and cash or other short-term securities, although these are expected to be a small percentage of the fund. The individual assets of a stock fund are considered separately as individual investments for accounting, auditing, and financial statement purposes.

The Company has implemented a dividend pass-through election for its participants. Participants are not limited as to the percentage of their contributions they choose to invest in their Company Stock Fund.

Each participant is entitled to exercise voting rights attributable to the shares allocated to their account and is notified by the Company prior to the time that such rights may be exercised. The Trustee is not permitted to vote any allocated shares for which instructions have not been given by a participant. The Trustee votes any unallocated shares in the same proportion as those shares that were allocated, unless directed otherwise. Participants have the same voting rights in the event of a tender or exchange offer.

Wesbanco, Inc. 401(k) Plan

Notes to the Financial Statements

December 31, 2025 and 2024

Note 1 – Description of the Plan (continued)

Each participant’s account is credited with the participant’s contributions and Company matching, as well as allocations of Plan earnings. Participant accounts are also charged with withdrawals and an allocation of plan losses and administrative expenses that are paid by the Plan. Allocations are based on participant earnings or account balances, as defined. Participant accounts are charged an annual $45.96 administrative fee that is passed through to their accounts. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

The Plan includes provisions authorizing loans from the Plan to active eligible participants. The minimum loan amount is $1,000 while the maximum loan is determined by the available loan balance which is restricted to the lesser of $50,000 or 50% of the participant’s vested account balance. A participant may have two loans outstanding at any given time. Loans are evidenced by promissory notes and are repayable over a period not to exceed five years, except loans to purchase a principal residence, which must be repaid over a period not to exceed ten years. Loans bear an interest rate commensurate with the prevailing rate charged by commercial lenders in the business of making similar type loans, which is currently the prime rate of interest as of the date of the loan fixed for the loan’s term.

Upon separation from service with the Company, a participant may elect to receive a payment in a lump sum, equal annual installments, or a combination of both. If the total value of a participant’s vested account balance is $1,000 or less, a lump sum distribution will be paid as soon as administratively possible. If the total value of a participant’s vested account balance is greater than $1,000 but not greater than $5,000 at employment termination before age 65 and a participant does not elect to receive a distribution, the participant’s account will be transferred to an IRA designated by the Company. Hardship distributions can be made from a participant’s employee deferral account with approval by the Plan Administrator, if specific criteria are met.

Legal, accounting and other administrative fees are paid at the discretion of the Plan Sponsor by the Plan or the Plan Sponsor. Participants pay investment, record keeping fees and administrative costs for loans, distributions, and qualified domestic relation orders. Expenses relating to the purchase, sale, or transfer of the Plan’s investments are charged to the particular investment fund to which the expense relates and are included as a reduction of investment return and not reflected separately in the statement of changes in net assets available for benefits.